Cover	Jul. 03, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Jul. 03, 2021
Entity File Number	001-37428
Entity Registrant Name	Qualigen Therapeutics, Inc.
Entity Central Index Key	0001460702
Entity Tax Identification Number	26-3474527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2042 Corte Del Nogal
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92011
City Area Code	(760)
Local Phone Number	918-9165
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.001 per share
Trading Symbol	QLGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	n/a